SA Columbia Focused Value Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	28.05%	13.48%	12.62%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	27.88%	13.30%	12.45%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	27.68%	13.18%	12.33%